RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)				3 Months Ended	9 Months Ended
	Jan. 06, 2021	Dec. 16, 2020	Jul. 22, 2020	Sep. 30, 2020	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares issued					1,100,000
Aggregate purchase price				$ 25,000
Aggregate number of shares owned	6,900,000
Class B Ordinary shares
Related Party Transaction [Line Items]
Number of shares surrender		2,875,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000
Shares subject to forfeiture							900,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000
Founder Shares | Class A Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Founder Shares | Class B Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Founder Shares | Maximum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 18.00
Founder Shares | Minimum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 18.00
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Founder Shares | Sponsor | Class A Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 14.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold period after closing business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Sponsor | Class B Ordinary shares
Related Party Transaction [Line Items]
Number of shares issued			8,625,000
Aggregate purchase price			$ 25,000
Number of shares surrender		2,875,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000
Shares subject to forfeiture	900,000					0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Founder Shares | Sponsor | Minimum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 16.00